LOANS, FINANCING AND DEBENTURES - Fundraising costs (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
LOANS, FINANCING AND DEBENTURES
Cost	R$ 858,104
Amortization	538,051
Balance to be amortized	320,053	R$ 421,062
Bonds
LOANS, FINANCING AND DEBENTURES
Cost	434,970
Amortization	224,148
Balance to be amortized	210,822	261,006
CRA and NCE
LOANS, FINANCING AND DEBENTURES
Cost	125,222
Amortization	114,384
Balance to be amortized	10,838	21,606
Export credits ("export prepayment")
LOANS, FINANCING AND DEBENTURES
Cost	191,710
Amortization	116,190
Balance to be amortized	75,520	110,817
Debentures
LOANS, FINANCING AND DEBENTURES
Cost	24,467
Amortization	14,483
Balance to be amortized	9,984	13,012
BNDES
LOANS, FINANCING AND DEBENTURES
Cost	63,588
Amortization	51,572
Balance to be amortized	12,016	13,473
Others
LOANS, FINANCING AND DEBENTURES
Cost	18,147
Amortization	17,274
Balance to be amortized	R$ 873	R$ 1,148